/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending January 31, 1998

MFS Government Markets Income Trust
Date        Identification   Shares      Repurchase   NAV         Broker
            of Security      Repurchased Price
1/26/98     Shares of        27,000      6.6875       7.46        Merrill Lynch
            Beneficial
            Interest
1/29/98     Shares of        10,000      6.6875       7.47        Merrill Lynch
            Beneficial
            Interest
1/29/98     Shares of        71,000      6.7500       7.47        Merrill Lynch
            Beneficial
            Interest
1/30/98     Shares of        16,700      6.7500       7.48        Merrill Lynch
            Beneficial
            Interest






Total Shares Repurchased:  124,700
Remarks: None.

MFS Charter Income Trust
by:  W. Thomas London
         W. Thomas London
         Treasurer